                                             FILED PURSUANT TO RULE 497(e) UNDER
                                          THE SECURITIES ACT OF 1933, AS AMENDED
                                                     REGISTRATION NO. 333-117123


PROSPECTUS SUPPLEMENT
(TO PROSPECTUS DATED SEPTEMBER 21, 2004)

                                  $240,000,000

                  NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

                            FUNDPREFERRED(TM) SHARES
                             3,200 SHARES, SERIES M
                            3,200 SHARES, SERIES TH
                             3,200 SHARES, SERIES F

     This prospectus supplement supplements the prospectus dated September 21, 2004 of Nuveen Floating Rate Income Opportunity Fund relating to the sale of $240,000,000 FundPreferred(TM) shares. You should read this prospectus supplement in conjunction with the prospectus, and this prospectus supplement is qualified by reference to the prospectus except to the extent that the information in this prospectus supplement supersedes the information contained in the prospectus. Capitalized terms used in this prospectus supplement and not otherwise defined herein have the meanings specified in the prospectus.

     The following paragraph is hereby added to page 51 of the prospectus immediately preceding "Secondary Market Trading and Transfer of FundPreferred Shares":

     "The information in this paragraph has been furnished by the underwriters (other than Nuveen Investments, LLC) for inclusion in this prospectus. According to published news reports, the Securities and Exchange Commission has requested information from a number of broker-dealers regarding certain of their practices in connection with auction rate securities, such as the practices described in the preceding paragraph. Such published news reports also indicate that the Securities and Exchange Commission has requested that each broker dealer receiving the request for information voluntarily conduct an investigation regarding its practices and procedures in auction rate securities markets. Citigroup Global Markets Inc. and Wachovia Capital Markets, LLC have advised the Fund that they and certain other participants in the auction rate securities markets, including both taxable and tax-exempt markets, have received the request for information from the Securities and Exchange Commission described above. Citigroup Global Markets Inc. and Wachovia Capital Markets, LLC are cooperating with the Securities and Exchange Commission in providing the requested information. No assurance can be given as to whether the results of this process will affect the market for the FundPreferred shares or the Auctions therefor."

     INVESTING IN FUNDPREFERRED SHARES INVOLVES RISKS. SEE "RISK FACTORS" BEGINNING ON PAGE 25 OF THE PROSPECTUS.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THE PROSPECTUS, INCLUDING THE PROSPECTUS SUPPLEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


September 24, 2004